Fees Summary	Jul. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,585,000
Previously Paid Amount	0.00
Total Fee Amount	633.19
Total Offset Amount	0.00
Net Fee	633.19
Narrative - Max Aggregate Offering Price	$ 4,585,000
Final Prospectus	true